BRANDON J. CAGE

Assistant Vice President

Managing Assistant General Counsel

Office of General Counsel

Telephone (949) 219-3943

FAX (949) 219-3706

email: Brandon.Cage@PacificLife.com

June 3, 2022

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                           Initial Registration Statement for a Pacific Life Individual Single Premium Deferred Variable Annuity Contract (File Number to be Assigned) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company Request for Selective Review

On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4.  The enclosed relates to an individual single premium deferred variable annuity contract, designated for now as Pacific Life VA (“Pac Life VA”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for Pac Life VA. The prospectus for Pac Life VA is based on, and is substantially similar to the Pacific Choice Income (“Choice Income”), File No. 333-236928.

The Staff previously reviewed the Pac Life VA disclosure in connection with its review of the Choice Income Initial Registration Statement, filed March 6, 2020, Pre-Effective Amendment No. 1, filed June 23, 2020, and Pre-Effective Amendment No. 2, filed August 14, 2020. All previously filed prospectuses and supplements thereto are collectively referred to as “Prior Filings.”

We also incorporated applicable Staff Comments received in connection with its review of the Pacific Choice 2 registration statement (333-148891) still under review.

By copy of this letter, we are sending an electronic copy of the Pac Life VA prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in Pac Life VA differs materially as follows:

1.            This product is a single premium, but will allow an additional purchase payment if tied to a Section 1035 exchange as indicated on the variable annuity application.

2.            There is only one fund available after the free look period ends.

3.            Offers a new living benefit rider that is substantially similar to the rider offered on Choice Income (Future Income Generator). This new rider is one rider that has both a single and joint option built

Securities and Exchange Commission

Registration Statement for Pac Life VA on behalf of PL&A

June 3, 2022

in versus two different riders for the single or joint option, and also allows for an emergency withdrawal that can be made without effecting any annual credit. Note: This product offers the same death benefit rider as Choice Income (Return of Purchase Payments Death Benefit).

4.            Both the living benefit rider and the death benefit rider must be elected at contract issue. With one fund, there are no investment allocation requirements for rider purposes.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. I look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage